Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plan [Member]
Expected amortization amounts, included in net periodic cost
Prior service (credit) cost	$ (141)
Actuarial loss	978
SERP [Member]
Expected amortization amounts, included in net periodic cost
Prior service (credit) cost	1,696
Actuarial loss	$ 2,028